Commitments and Contingencies (Details Narrative) - USD ($)																		1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 26, 2020	Feb. 24, 2020	Feb. 18, 2020	Feb. 12, 2020	Jan. 23, 2020	Dec. 31, 2019	Nov. 19, 2019	Jul. 02, 2019	May 24, 2019	Apr. 15, 2019	Mar. 15, 2019	Mar. 07, 2019	Feb. 15, 2019	Dec. 12, 2018	Oct. 03, 2018	Jun. 06, 2018	Mar. 27, 2018	May 31, 2018	Mar. 31, 2020	Dec. 31, 2017	Dec. 19, 2019	Dec. 31, 2018
Number of common stock shares issued				1,540,000
Number of warrants issued				123,200															123,200
Debt instrument accrued interest						$ 520,682													$ 304,034			$ 433,494
Litigation settlement amount					$ 130,185
Accrued tax						329,089													289,319
Robert E. Morgan [Member]
Loss contingency seeking damages															$ 2,391,330			$ 1,357,243
Upfront amount															25,000
Additional upfront fee															$ 175,000
Accounts payable and accrued expenses																					$ 52,500
Note Holder [Member]
Convertible promissory notes						100,000											$ 100,000		100,000
Other costs																$ 171,035	$ 171,035
Repayment of debt							$ 71,035
Debt instrument accrued interest						$ 18,237													20,030
Fountain Valley [Member]
Loss contingency seeking damages														$ 121,000
Paid of litigation settlement amount													$ 85,000
Limestone Associates LLC [Member]
Rent expense																				$ 25,748
Crownhall Realty, LLC [Member] | Robert E. Morgan [Member]
Loss contingency seeking damages																		1,034,087
Resolute Contractors, Inc [Member]
Litigation settlement amount																		$ 98,005
Profession Service Agreement [Member]
Agreement term, description			The term of the agreement commences from the effective date on February 18, 2020 and expires on February 18, 2021.
Number of common stock shares issued			300,000
Number of warrants issued			100,000
Warrant term			3 years
Warrant exercise price			$ 5.00
Fair value of warrants			$ 191,000
Consulting Agreement [Member]
Agreement term, description		The term of the agreement is for two months from the effective date on February 27, 2020 and expired on April 27, 2020.
Number of common stock shares issued		10,000				500		1,642
Consulting fees		$ 107,500							$ 5,000
Settlement Agreement [Member] | Fountain Valley [Member]
Paid of litigation settlement amount										$ 7,000	$ 15,000
Payments for legal settlements, description										The Company agreed to make the following payments (i) $15,000 on or before March 15, 2019, and (ii) ten monthly installments of $7,000 commencing on April 15, 2019 and continuing monthly on the 15th day of each month though January 15, 2020. The company has accrued for the liability in accounts payable and accrued expenses and has been making repayments pursuant to the settlement agreement. As of January 15, 2020, the Company has met all their obligations and the full amount has been paid.
Litigations, Claims and Assessments [Member]
Loss contingency seeking damages												$ 32,809
Accounts payable and accrued expenses						$ 30,000													$ 30,000
Kitchen Services Agreement [Member] | Minimum [Member]
Monthly license fees	$ 3,000
Kitchen Services Agreement [Member] | Maximum [Member]
Monthly license fees	$ 4,000